Other Income - Summary Of Tabular Disclosure Of Other Income Explanatory (Parenthetical) (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2024 PEN (S/)
Disclosure of Other Operating Income [Abstract]
Other income for derecognition of other accounts payables to former shareholders	S/ 46,613 [1]

[1]	This caption includes S/ 46,613 thousand for the derecognition of a portion of other account payables to former shareholders of Hospital y Clínica OCA, S.A. de C.V. (OCA). This other account payable corresponds to the Holdback at the acquisition of OCA to compensate to Group for any subsequent indemnification (note 17).